Stockholder's Deficit - Additional Information (Detail) - $ / shares	2 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, shares authorized		1,000,000	1,000,000	1,000,000	1,000,000
Preferred stock shares issued		0	0	0	0
Preferred stock, shares outstanding		0	0	0	0
Common shares subject to redemption		14,654,852
Common Class A [Member]
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized		100,000,000	100,000,000	100,000,000	100,000,000
Temporary equity, shares issued		17,250,000	17,250,000		17,250,000
Temporary equity shares outstanding		17,250,000	17,250,000	17,250,000	17,250,000
Common stock, shares issued		2,595,148		0	2,595,148
Common stock, shares outstanding		2,595,148		0	2,595,148
Common stock, threshold percentage on conversion of shares		20.00%	20.00%		20.00%
Common shares subject to redemption	17,250,000	17,250,000	17,250,000	17,250,000	17,250,000
Common stock shares outstanding subject to possible redemption		17,250,000			17,250,000
Common Class B [Member]
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized		10,000,000	10,000,000	10,000,000	10,000,000
Common stock, shares issued		4,312,500	4,312,500	4,312,500	4,312,500
Common stock, shares outstanding		4,312,500	4,312,500	4,312,500	4,312,500
Common stock, threshold percentage on conversion of shares				20.00%